ORGANIZATION AND NATURE OF BUSINESS	3 Months Ended
Mar. 31, 2026
Organization and Nature of Business [Line Items]
ORGANIZATION AND NATURE OF BUSINESS	ORGANIZATION AND NATURE OF BUSINESS
Nature of Business and Operations
Securitize Holdings, Inc. (the “Company”) was incorporated in Delaware on October 17, 2025, as a wholly owned holding company of Securitize, Inc. The Company was formed for the purpose of facilitating future corporate structuring and financing transactions. As of March 31, 2026, the Company had no operations other than its formation and the issuance of 10,000 shares of common stock to Securitize, Inc. for total consideration of $1.
Pending Business Combination
Consistent with its purpose of facilitating future corporate structuring and financing transactions, on October 27, 2025, the Company, Securitize, Cantor Equity Partners II, Inc. (“CEPT”), a special purpose acquisition company, and certain merger subsidiaries entered into a Business Combination Agreement (the “Business Combination Agreement”) to effect a business combination between CEPT and Securitize (the “Business Combination”).
The Business Combination is expected to be completed through a series of transactions, including (i) the merger of CEPT with a subsidiary of the Company to be formed prior to closing, with CEPT shareholders receiving shares of the Company’s common stock, and (ii) a subsequent merger of a CEPT subsidiary with and into Securitize, with Securitize continuing as the surviving entity and becoming a wholly owned subsidiary of the Company. Upon completion of these transactions, the Company will become the publicly traded parent company of Securitize.
In connection with the Business Combination, certain investors have agreed to subscribe for an aggregate of 22,500,000 shares at a purchase price of $10.00 per share in a private placement (the “PIPE Investment”), for total expected gross proceeds of approximately $225 million, subject to the terms and conditions of the applicable subscription agreements.
The consummation of the Business Combination is subject to customary closing conditions, including approval by CEPT’s shareholders and other regulatory approvals. Upon closing, existing equity holders of CEPT and Securitize will hold equity interests in the Company. There can be no assurance that the Business Combination will be completed on the terms currently contemplated or at all.
ORGANIZATION AND NATURE OF BUSINESS
Nature of Business and Operations
Securitize Holdings, Inc. (the “Company”) was incorporated in Delaware on October 17, 2025, as a wholly owned holding company of Securitize, Inc. The Company was formed for the purpose of facilitating future corporate structuring and financing transactions. As of December 31, 2025, the Company had no operations other than its formation and the issuance of 10,000 shares of common stock to Securitize, Inc. for total consideration of $1.
Pending Business Combination
Consistent with its purpose of facilitating future corporate structuring and financing transactions, on October 27, 2025, the Company, Securitize, Cantor Equity Partners II, Inc. (“CEPT”), a special purpose acquisition company, and certain merger subsidiaries entered into a Business Combination Agreement (the “Business Combination Agreement”) to effect a business combination between CEPT and Securitize (the “Business Combination”).
The Business Combination is expected to be completed through a series of transactions, including (i) the merger of CEPT with a subsidiary of the Company to be formed prior to closing, with CEPT shareholders receiving shares of the Company’s common stock, and (ii) a subsequent merger of a CEPT subsidiary with and into Securitize, with Securitize continuing as the surviving entity and becoming a wholly owned subsidiary of the Company. Upon completion of these transactions, the Company will become the publicly traded parent company of Securitize.
In connection with the Business Combination, certain investors have agreed to subscribe for an aggregate of 22,500,000 shares at a purchase price of $10.00 per share in a private placement (the “PIPE Investment”), for total expected gross proceeds of approximately $225 million, subject to the terms and conditions of the applicable subscription agreements.
The consummation of the Business Combination is subject to customary closing conditions, including approval by CEPT’s shareholders and other regulatory approvals. Upon closing, existing equityholders of CEPT and Securitize will hold equity interests in the Company. There can be no assurance that the Business Combination will be completed on the terms currently contemplated or at all.

Securitize, Inc. and Subsidiaries
Organization and Nature of Business [Line Items]
ORGANIZATION AND NATURE OF BUSINESS	ORGANIZATION AND NATURE OF BUSINESS
Nature of Business and Operations
Securitize, Inc. and its subsidiaries (“Securitize”, “Company”, and “our”), founded in 2017, is a Delaware corporation that operates a comprehensive platform for issuing, managing, and trading private market securities using blockchain technology. The Company provides a compliance-driven infrastructure that enables the tokenization of private securities, supporting functions such as dividends, distributions, share buy-backs, and investor servicing.
The platform offers issuer services, including securities issuance and management, end-to-end document handling, and investor communications, as well as investor services, such as accreditation, wallet management, an investor dashboard, and token distribution. Additionally, the Company operates a registered broker-dealer and alternative trading system (ATS), facilitating compliant trading of digital asset securities.
The Company is headquartered in Miami, Florida, with a global presence, maintaining offices in New York, Nevada, Spain, Israel, and Japan.
On March 20, 2024, the Company announced the launch of the first tokenized fund in conjunction with the BlackRock USD Institutional Digital Liquidity Fund (BUIDL), which is issued on a public blockchain and managed by BlackRock Financial Management, Inc.
On April 15, 2025, the Company completed the acquisition of MG Stover & Co. (“MG Stover”), a leading fund administrator for digital assets. The acquisition enhances the Company’s institutional fund administration services and positions Securitize as a leading provider in the U.S. digital asset market.
The Company is subject to a number of risks, including limited operating history, dependence on key individuals, rapid technological changes, competition from larger companies, new entrants, the need for adequate financing to fund future operations, and the need for successful development and marketing of its products and services.
Potential Business Combination with Cantor Equity Partners II, Inc.
On October 27, 2025, the Company executed a Business Combination Agreement (the “Business Combination”) with Cantor Equity Partners II, Inc. (Nasdaq: CEPT), a special purpose acquisition company, regarding a potential transaction that would result in the Company becoming a publicly traded entity (“PubCo”). The proposed transaction values the Company’s equity at approximately $1,250,000,000 and includes provisions for equity conversion and potential earn-out shares. The agreement also contemplates a concurrent private placement targeting $225,000,000 in gross proceeds and a minimum available cash condition of $100,000,000 at closing, which may be waived by the Company. Completion of the transaction is subject to customary conditions, including regulatory and shareholder approvals, and there is no assurance that the transaction will be consummated.
The Business Combination will be accounted for as a reverse recapitalization, with no goodwill or other intangible assets recorded. Under this method of accounting, CEPT does not meet the Accounting Standards Codification (“ASC”) 805, Business Combinations (“ASC 805”) definition of a “business” and is treated as the “acquired” company for financial reporting purposes. Securitize has been determined to be the accounting acquirer because existing Securitize Stockholders, as a group, will retain the largest portion of the voting rights in the combined entity when contemplating the various redemption scenarios, the executive officers of PubCo will be appointed by Securitize, the majority of the board of directors of PubCo will be appointed by Securitize, Securitize represents a significant majority of the operations of PubCo, and the operations of Securitize will be the continued operations of PubCo.
ORGANIZATION AND NATURE OF BUSINESS
Nature of Business and Operations
Securitize, Inc. and its subsidiaries (“Securitize”, “Company”, and “our”), founded in 2017, is a Delaware corporation that operates a comprehensive platform for issuing, managing, and trading private market securities using blockchain technology. The Company provides a compliance-driven infrastructure that enables the tokenization of private securities, supporting functions such as dividends, distributions, share buy-backs, and investor servicing.
The platform offers issuer services, including securities issuance and management, end-to-end document handling, and investor communications, as well as investor services, such as accreditation, wallet management, an investor dashboard, and token distribution. Additionally, the Company operates a registered broker-dealer and alternative trading system (ATS), facilitating compliant trading of digital asset securities.
The Company is headquartered in Miami, Florida, with a global presence, maintaining offices in New York, Nevada, Spain, Israel, and Japan.
On March 20, 2024, the Company announced the launch of the first tokenized fund in conjunction with the BlackRock USD Institutional Digital Liquidity Fund (BUIDL), which is issued on a public blockchain and managed by BlackRock Financial Management, Inc.
On April 15, 2025, the Company completed the acquisition of MG Stover & Co. (“MG Stover”), a leading fund administrator for digital assets. The acquisition enhances the Company’s institutional fund administration services and positions Securitize as a leading provider in the U.S. digital asset market.
The Company is subject to a number of risks, including limited operating history, dependence on key individuals, rapid technological changes, competition from larger companies, new entrants, the need for adequate financing to fund future operations, and the need for successful development and marketing of its products and services.
Potential Business Combination with Cantor Equity Partners II, Inc.
On October 27, 2025, the Company executed a Business Combination Agreement (the “Business Combination”) with Cantor Equity Partners II, Inc. (Nasdaq: CEPT), a special purpose acquisition company, regarding a potential transaction that would result in the Company becoming a publicly traded entity (“PubCo”). The proposed transaction values the Company’s equity at approximately $1,250,000,000 and includes provisions for equity conversion and potential earn-out shares. The agreement also contemplates a concurrent private placement targeting $225,000,000 in gross proceeds and a minimum available cash condition of $100,000,000 at closing, which may be waived by the Company. Completion of the transaction is subject to customary conditions, including regulatory and shareholder approvals, and there is no assurance that the transaction will be consummated.
The Business Combination will be accounted for as a reverse recapitalization, with no goodwill or other intangible assets recorded. Under this method of accounting, CEPT does not meet the ASC 805, Business Combinations (“ASC 805”) definition of a “business” and is treated as the “acquired” company for financial reporting purposes. Securitize has been determined to be the accounting acquirer because existing Securitize Stockholders, as a group, will retain the largest portion of the voting rights in the combined entity when contemplating the various redemption scenarios, the executive officers of PubCo will be appointed by Securitize, the majority of the board of directors of PubCo will be appointed by Securitize, Securitize represents a significant majority of the operations of PubCo, and the operations of Securitize will be the continued operations of PubCo.